Goodwill and Other Intangible Assets (Details) (USD $) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009
Intangible Assets By Major Class [Line Items]
Goodwill	$ 48,882	$ 48,856	$ 48,854	$ 48,320	$ 48,359	$ 48,357
Mortgage servicing rights	12,243	13,093	13,649	11,853	15,531	15,531
Other intangible assets:
Other intangible assets	3,679		4,039
Core Deposit Intangibles [Member]
Other intangible assets:
Other intangible assets	734		879
Other intangibles [Member]
Other intangible assets:
Other intangible assets	1,643		1,670
Purchased Credit Card Relationships [Member]
Other intangible assets:
Other intangible assets	744		897
Other credit card- related intangibles [Member]
Other intangible assets:
Other intangible assets	$ 558		$ 593